Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 15 Stock-Based Compensation
In 2017, the Company’s Board of Directors adopted the Dave Inc. 2017 Stock Plan (the “2017 Plan”). The 2017 Plan authorizes the award of stock options, restricted stock, and restricted stock units. Options granted under the 2017 Plan generally vest over four years as follows: 25% of option shares vest on the first anniversary of the vesting commencement and
1/48
th
of the shares vest monthly over the remaining three years. Options expire 10 years from the date of grant. The 2017 Plan provides for the issuance of incentive stock options, non-statutory
stock options, stock bonuses and rights to purchase restricted stock. The incentive stock options are expected to qualify within the meaning of Section 422 of the U.S. Tax Code and non-statutory
stock options. The total number of shares available for grants under the 2017 Plan was 4,122,933 as of December 31, 2021.
On January 4, 2022, the stockholders of the Company approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan was previously approved, subject to stockholder approval, by the Company’s Board of
Directors on January 4, 2022. The 2021 Plan became effective immediately upon the completion of the business combination with VPCC. Please refer to Note 19
Subsequent Event
s
for details. The 2021 Plan had no activity durin
g
the year ended December 31, 2021.
On January 4, 2022, the stockholders of the Company considered and approved the 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP was previously approved, subject to stockholder approval, by the Company’s Board of Directors on January 4, 2022. The ESPP became effective immediately upon the completion of the business combination with VPCC. Please refer to Note 19
Subsequent Events
for details. The ESPP had no activity during the year ended December 31, 2021.
Stock Options:
Management has valued stock options at their date of grant utilizing the Black-Scholes option pricing model. The fair value of the underlying shares was estimated by using a number of inputs, including recent arm’s length transactions involving the sale of the Company’s common stock.
The following table presents the weighted-average assumptions used to value options granted during the years ended December 31:

	2021	2020
Expected term	6.0 years	6.0 years
Risk-free interest rate	0.9%	0.8%
Expected dividend yield	0.0%	0.0%
Expected volatility	60.7%	57.0%
Expected term
—The expected term represents the period of time that options are expected to be outstanding. As the Company does not have sufficient historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.
Risk free interest rate
—The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.
Expected dividend yield
—The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.
Expected volatility
—Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption is based on historical volatilities of a peer group of similar companies whose share prices are publicly available. The Company identified a group of peer companies and considered their historical stock prices. In identifying peer companies, the Company considered the industry, stage of life cycle, size, and financial leverage of such other entities.

Activity with respect to options granted under the 2017 Plan is summarized as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, January 1, 2020	12,273,640	$0.38	9.1	$6,775
Granted	14,690,130	$0.96
Exercised	(1,441,795)	$0.18
Forfeited	(2,386,363)	$0.59
Expired	(110,230)	$0.94

Options outstanding, December 31, 2020	23,025,382	$0.74	8.7	$5,548

Granted	13,317,662	$0.98
Exercised	(3,835,468)	$0.47
Forfeited	(6,562,003)	$0.91
Expired	(318,414)	$0.86

Options outstanding, December 31, 2021	25,627,159	$0.86	8.5	$288,784

Nonvested options, December 31, 2021	18,424,667	$0.95	8.9	$205,915

Vested and exercisable, December 31, 2021	5,653,992	$0.68	7.7	$64,734

The weighted-average grant-date fair-value of the grants was $1.65 and $0.51 for the years ended December 31, 2021 and 2020, respectively.
The Company recognized approximately $7.4 million and $1.5 million of stock-based compensation expense arising from stock option grants which is recorded as a component of compensation and benefits in the consolidated statements of operations for the years ended December 31, 2021 and 2020, respectively. There was approximately $22.1 million of total unrecognized compensation cost related to unvested stock options granted under the Plan as of the year ended December 31, 2021. The cost is expected to be recognized over the weighted-average remaining period of 3.9 years.
During the year ended December 31, 2021, in accordance with the terms of a former executive’s severance agreement, the Company modified share-based payment awards by accelerating the vesting. As a result of the modification, the Company recorded stock-based compensation of $2.1 million during the year ended December 31, 2021, which is included in the $7.4 million stock-based compensation.
The Company allowed certain stock option holders to exercise unvested options to purchase shares of Common Stock. Shares received from such early exercises are subject to repurchase in the event of the optionee’s employment termination, at the original issuance price, until the options are fully vested. As of December 31, 2021 and 2020, 393,750 and 866,585 shares of Common Stock were subject to repurchase at weighted-average prices of $0.94 and $0.80 per share, respectively. The Company historically has issued non-recourse
notes secured by stock options to fund exercises to certain key employees. During 2020, the Company issued a non-recourse
note for $1.0 million, which was secured by a pledge of 1,050,000 shares (please refer to Note 16
Related-Party Transactions
for details). The shares pledged are not considered outstanding for accounting purposes whether vested or unvested. As of December 31, 2021, there were 1,942,250 options exercised in exchange for non-recourse
notes, of which 1,548,500 options were vested. As of December 31, 2020, there were 2,839,125 options exercised in exchange for non-recourse
notes, of which 2,052,754 options were vested. The shares issued pursuant to unvested options and both vested and unvested options funded by non-recourse
notes have been included in shares issued and outstanding on the consolidated balance sheets and consolidated statements of convertible preferred stock and stockholders’ deficit as such shares are considered legally outstanding.
On March 3, 2021, the Company granted the Chief Executive Officer stock options to purchase up to 8,458,481 shares of Common Stock in nine tranches. Each of the nine tranches contain service, market, and performance conditions. The market conditions relate to the achievement of certain specified price targets. Vesting commences on the grant date; however, no compensation charges are recognized until the service, market, and performance condition are probable, which is upon the completion of a liquidity event, the achievement of specified price targets for each tranche of shares, and continuous employment. As of December 31, 2021, the performance and market conditions have not been met and were not deemed probable. The options have a strike price of $0.98 per share. The Company determined the fair value of the options on the grant date to be approximately $10.5 million using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free interest rate, and volatility. Each tranche will vest monthly over a derived service period.
The following table presents the key inputs and assumptions used to value the options granted to the Chief Executive Officer on the grant date:

Expected volatility	40.0%
Risk-free interest rate	1.5%
Remaining term	10.0 Years
Expected dividend yield	0.0%
Restricted Stock Issued to Employees:
The Company did not issue shares of restricted stock to employees during either of the years ended December 31, 2021 and 2020.
There was no unrecognized compensation cost related to employee unvested restricted stock as of December 31, 2021.
Activity with respect to restricted stock activity for employees is summarized as follows:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at January 1, 2020	17,416,710	$0.37
Granted	—	$—
Vested	(14,388,585)	$0.26
Forfeited	(653,125)	$0.93

Nonvested shares at December 31, 2020	2,375,000	$0.93

Granted	—	$—
Vested	(2,375,000)	$0.93
Forfeited	—	$—

Nonvested shares at December 31, 2021	—	$—

Restricted Stock Issued to
Non-Employees:
The Company recognized approximately $0.1 million and $0.1 million of stock-based compensation expense related to restricted stock grants to non-employees
for years ended December 31, 2021 and 2020, respectively. Stock based compensation expense is presented within compensation and benefits in the consolidated statements of operations.
There was no unrecognized compensation cost related to
non-employee
unvested restricted stock for the year ended December 31, 2021.
Activity with respect to non-employee restricted stock activity is summarized as follow:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at January 1, 2020	231,254	$0.93
Granted	—	$—
Vested	(226,045)	$0.30
Forfeited	—	$—

Nonvested shares at December 31, 2020	5,209	$0.93

Granted	—	$—
Vested	(5,209)	$0.93
Forfeited	—	$—

Nonvested shares at December 31, 2021	—	$—